Cover	Nov. 01, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2021
Entity File Number	001-39881
Entity Registrant Name	NORTHERN GENESIS ACQUISITION CORP. II
Entity Central Index Key	0001827980
Entity Tax Identification Number	85-3343695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4801 Main Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64112
City Area Code	(816)
Local Phone Number	514-0324
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-third of one redeemable warrant
Trading Symbol	NGAB.U
Security Exchange Name	NYSE
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NGAB
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	NGAB WS
Security Exchange Name	NYSE